EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for the period	$ 269	$ 337	$ 360	$ (93)	$ 606	$ 267
Dividends on Class A redeemable junior preferred shares	(28)		(28)		(56)	(55)
Net income (loss)	241		332		550	212
Non-controlling interests	$ 5		$ (3)		$ 7	$ 2
Earnings per class C share - basic (in dollars per share)	$ 1.95		$ 8.07		$ 4.85	$ 5.04
Weighted average shares – Class C shares (in shares)	119,294,264		41,314,891		110,675,524	41,184,633
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 3		$ 1		$ 6	$ 2
Class C shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 233		$ 334		$ 537	$ 208